Pay vs Performance Disclosure number in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 07, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total Pay for CEO (1)(2) Bill Sibold	Summary Compensation Table Total Pay for CEO (1)(2) Paul A. Friedman, M.D.	CAP to CEO(3) Bill Sibold	CAP to CEO(3) Paul A. Friedman, M.D.	Average Summary Compensation Table Total Pay for Other NEOs(3)	Average CAP to Other NEOs(3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (Loss)(5)	Net Product Revenue(5)
							Company TSR(4)	Peer Group TSR(4)
2025	$19,206,341	—	$84,097,793	—	$6,552,974	$16,559,703	$524	$125	$(288,284)	$958,403
2024	$12,214,250	—	$30,732,575	—	$5,472,667	$4,316,451	$278	$93	$(465,892)	$180,100
2023	$32,268,400	$9,563,286	$42,282,414	$2,371,068	$5,592,269	$(818,864)	$208	$94	$(373,630)	—
2022	—	$5,395,385	—	$38,419,031	$4,104,196	$29,641,482	$261	$90	$(295,250)	—
2021	—	$5,318,389	—	$1,210,321	$4,329,137	$1,288,115	$76	$100	$(241,846)	—

Company Selected Measure Name			net product revenue
Named Executive Officers, Footnote			Bill Sibold was appointed CEO effective September 8, 2023; Paul A. Friedman served as CEO through September 8, 2023. For 2022 and 2021, the CEO was Dr. Friedman. For 2025, the other NEOs were Mardi Dier, David Soergel, M.D., Carole Huntsman, Shannon Kelley and Rebecca Taub, M.D. For 2024, the other NEOs were Mardi Dier, Rebecca Taub, M.D., Carole Huntsman, Shannon Kelley, Alex Howarth and Brian Lynch. For 2023, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Alex Howarth, Carole Huntsman and Remy Sukhija. For 2022, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija and Alex Howarth. For 2021, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, Alex Howarth and Marc Schneebaum.
Peer Group Issuers, Footnote			Reflects the cumulative TSR of the Company and the Nasdaq Biotechnology Index for the year ended December 31, 2021, the two-years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024, and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.
Adjustment To PEO Compensation, Footnote
CEO (Sibold)

Year	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2025	$19,206,341	$(16,834,996)	$29,461,864	$32,993,808	$19,270,776	$84,097,793
2024	$12,214,250	$(10,363,804)	$13,884,294	$14,841,460	$156,375	$30,732,575
2023	$32,268,400	$(31,205,000)	$41,219,014	$0	$0	$42,282,414
CEO (Friedman)

Year	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2023	$9,563,286	$(7,999,867)	$6,170,442	$(3,271,953)	$(2,090,840)	$2,371,068
2022	$5,395,385	$(4,239,900)	$18,078,963	$9,291,946	$9,892,637	$38,419,031
2021	$5,318,389	$(4,267,500)	$2,696,917	$(1,228,699)	$(1,308,786)	$1,210,321

Non-PEO NEO Average Total Compensation Amount			$ 6,552,974	$ 5,472,667	$ 5,592,269	$ 4,104,196	$ 4,329,137
Non-PEO NEO Average Compensation Actually Paid Amount			$ 16,559,703	4,316,451	(818,864)	29,641,482	1,288,115
Adjustment to Non-PEO NEO Compensation Footnote
Other NEOs (Average)

Year	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Fair Value at Vesting of Equity Awards Granted and Vested During Year	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Minus Fair Value at Last Day of Prior Year of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year	Equals CAP
2025	$6,552,974	$(5,420,752)	$9,907,224	$5,006,942	$0	$513,315	$0	$16,559,703
2024	$5,472,667	$(4,487,648)	$4,283,685	$518,348	$111,503	$(248,606)	$(1,333,498)	$4,316,451
2023	$5,592,269	$(4,509,651)	$3,004,087	$(1,790,661)	$0	$(2,199,912)	$(914,997)	$(818,864)
2022	$4,104,196	$(3,292,689)	$14,322,661	$8,017,461	$0	$6,489,853	$0	$29,641,482
2021	$4,329,137	$(3,558,540)	$1,814,098	$(646,123)	$0	$(650,457)	$0	$1,288,115

Compensation Actually Paid vs. Total Shareholder Return
The following graphs illustrate the relationship during 2021 to 2025 of the CAP to our CEO(s) and the average CAP to our other NEOs (each as set forth in the table above) to (i) our cumulative TSR and the cumulative TSR of the Nasdaq Biotechnology Index, (ii) our net loss calculated under GAAP and (iii) Net product revenue for 2025.
Compensation Actually Paid Versus Total Shareholder Return

CAP - B. Sibold	CAP - NEOs	CAP - P. Friedman	MDGL TSR	Peer TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income

CAP - B. Sibold	CAP - NEOs	CAP - P. Friedman	MDGL Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Net Product Revenue

CAP - B. Sibold	CAP - NEOs	CAP - P. Friedman	Net Product Revenue

Total Shareholder Return Vs Peer Group
The following graphs illustrate the relationship during 2021 to 2025 of the CAP to our CEO(s) and the average CAP to our other NEOs (each as set forth in the table above) to (i) our cumulative TSR and the cumulative TSR of the Nasdaq Biotechnology Index, (ii) our net loss calculated under GAAP and (iii) Net product revenue for 2025.
Compensation Actually Paid Versus Total Shareholder Return

CAP - B. Sibold	CAP - NEOs	CAP - P. Friedman	MDGL TSR	Peer TSR

Tabular List, Table			Net product revenue•Relative TSR versus the Nasdaq Biotechnology Index
Total Shareholder Return Amount			$ 524	278	208	261	76
Peer Group Total Shareholder Return Amount			125	93	94	90	100
Net Income (Loss)			$ (288,284,000)	$ (465,892,000)	$ (373,630,000)	$ (295,250,000)	$ (241,846,000)
Company Selected Measure Amount			958,403	180,100	0	0	0
Additional 402(v) Disclosure
The following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compared to certain measures of Company performance for the years ended December 31, 2025, 2024, 2023, 2022, and 2021. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or the Compensation Committee view the link between our performance and our executives’ pay. For a discussion of how we view our executive compensation structure, including alignment with performance, see the CD&A beginning on page 34 in this proxy statement. The use of the term “compensation actually paid” (or “CAP”) is required by the SEC’s rules. CAP has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and does not reflect value actually realized by the executives in the periods presented.
As described in greater detail in the CD&A section of this proxy statement, our executive compensation programs reflect a pay-for-performance philosophy. Our compensation programs incorporate goals to link pay and performance in alignment with our business strategies and the interests of our stockholders. For 2025, net product revenue was a financial measure used in our annual incentive cash compensation program. Net product revenue was not considered prior to 2024 because we were not a revenue generating organization until we commenced commercialization activities in April 2024 and we did not have any product revenue in the years prior to 2024.
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (for purposes of this Pay Versus Performance section, “SCT”) on page 47 of this proxy statement. See the footnotes to the SCT for further detail regarding the amounts in this column.
(3)CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” (as applicable) and “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
Amounts in thousands.
Compensation for our NEOs is determined based on a variety of factors, as further discussed in the CD&A section of this proxy statement. The tabular list of financial performance measures included and defined below is used by the Company to link CAP to Company performance. We did not use any other financial performance metrics to directly link CAP to Company performance in 2025.

Measure:: 1
Pay vs Performance Disclosure
Name			Net product revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR versus the Nasdaq Biotechnology Index
Bill Sibold [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 19,206,341	$ 12,214,250	$ 32,268,400
PEO Actually Paid Compensation Amount			$ 84,097,793	$ 30,732,575	42,282,414
PEO Name	Bill Sibold		Bill Sibold	Bill Sibold
Bill Sibold [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (16,834,996)	$ (10,363,804)	(31,205,000)
Bill Sibold [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,461,864	13,884,294	41,219,014
Bill Sibold [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,993,808	14,841,460	0
Bill Sibold [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,270,776	156,375	0
Paul A. Friedman, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					9,563,286	$ 5,395,385	$ 5,318,389
PEO Actually Paid Compensation Amount					2,371,068	$ 38,419,031	$ 1,210,321
PEO Name		Paul A. Friedman				Paul A. Friedman	Paul A. Friedman
Paul A. Friedman, M.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,999,867)	$ (4,239,900)	$ (4,267,500)
Paul A. Friedman, M.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					6,170,442	18,078,963	2,696,917
Paul A. Friedman, M.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,271,953)	9,291,946	(1,228,699)
Paul A. Friedman, M.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,090,840)	9,892,637	(1,308,786)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,420,752)	(4,487,648)	(4,509,651)	(3,292,689)	(3,558,540)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,907,224	4,283,685	3,004,087	14,322,661	1,814,098
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,006,942	518,348	(1,790,661)	8,017,461	(646,123)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	111,503	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			513,315	(248,606)	(2,199,912)	6,489,853	(650,457)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (1,333,498)	$ (914,997)	$ 0	$ 0